Summary of Stock Option Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	505,887
Options granted	412,500
Options exercised	(1,796)	0
Options forfeited	(10,992)
Options outstanding at end of year	905,599	505,887
Options exercisable at end of year	407,682
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 10.47
Options granted, Weighted Average Exercise Price	$ 11.03
Options exercised, Weighted Average Exercise Price	$ 5.68
Options forfeited, Weighted Average Exercise Price	$ 10.40
Options outstanding at end of year, Weighted Average Exercise Price	$ 10.73	$ 10.47
Options exercisable at end of year, Weighted Average Exercise Price	$ 11.06
Options outstanding at end of year, Weighted Average Remaining Contractual Term	6 years 6 months 2 days
Options exercisable at end of year, Weighted Average Remaining Contractual Term	2 years 11 months 20 days
Options outstanding, Intrinsic Value	$ 764
Options Exercisable, Intrinsic Value	$ 247